CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Sales from discontinued business	$ 24,187		$ 77,240		$ 86,108
General and administrative expenses	28,440	[1]	21,439	[1]	22,372	[1]
Employee Severance
General and administrative expenses	$ 3,504		$ 187		$ 656

[1]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.